Leases	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of condensed balance sheet related to leases

Note 13 – Leases

The Company leases most of its retail stores and corporate offices under operating leases, typically with initial terms of 3 to 10 years. Usually within one to three months prior to the expiration date of a lease, the Company is required to notify the lessor and has a priority to continue renting the lease property if a lessor intends to lease property. The lease itself does not have restriction or covenants. If both parties agree to continue, a new lease contract with new lease terms has to been signed by both parties. Usually the rent may increase year by year based on the lease contract. Sublease is typically not allowed. Any damage, if made by the lessee, to the property and equipment within the property has to been fixed or reimbursed by the lessee. The Company does not have any leases entered into but which have not yet commenced. The net lease cost for the year ended March 31, 2022 is $6,238,754. The Company does not have finance lease according to the definition of ASU 2016-02, Leases (Topic 842). Supplemental cash flow information related to leases for the year ended March 31, 2022 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$6,238,754
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	-

Supplemental balance sheet information related to leases as of March 31, 2022 is as follows:

Operating leases:
Operating lease right-of-use assets	$13,738,081

Current portion of operating lease liabilities	$3,329,619
Long-term operating lease liabilities	9,197,027
Total operating lease liabilities	$12,526,646

Weighted average remaining lease term
Operating leases	2.5

The following table summarizes the maturity of lease liabilities under operating leases as of March 31, 2022:

Operating
For the year ending March 31,	Leases
2023	$5,092,731
2024	3,997,039
2025	2,792,617
2026	1,591,149
2027	606,426
Thereafter	1,064,908
Total lease payments	15,144,870
Less: imputed interest	(2,618,224)
Total lease liabilities	$12,526,646